Share Based Compensation	12 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

NOTE 11 – SHARE BASED COMPENSATION

2020 Equity incentive plan

In February 2021, the Company adopted the 2020 Equity incentive plan which allows the Company to offer incentive awards to employee, directors and consultants (collectively, “the Participants”). Under the 2020 Equity incentive plan, the Company may issue incentive awards to the Participants to purchase no more than 3,500,000 ordinary shares with no restrictive legend affixed.

Share-based compensation expense of $1,086,231 and $778,423 was immediately recognized in general and administrative expenses for the year ended March 31, 2022 and 2021 with no vesting conditions.

The fair values of share units are determined based on the fair value of the grant date of the Company’s ordinary shares.